CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES [abstract]
Schedule of impact of transition to IFRS 15/HKFRS 15 on retained earnings
Impact of IFRS 15/HKFRS 15 application at January 1, 2018

Retained earnings:
The impact of overlifts or underlifts, net of tax	(1,218)
Impact at January 1, 2018	(1,218)

Schedule of adjustments to the amounts recognized in the consolidated statement of financial position
	Carrying amounts previously reported at December 31, 2017	Reclassification	Remeasurements	Carrying amounts under IFRS 15/HKFRS 15 at January 1, 2018

CURRENT ASSETS
Trade receivables*	20,787	-	(1,317)	19,470

NON-CURRENT ASSETS
Deferred tax assets	25,509	-	9	25,518

CURRENT LIABILITIES
Contract liabilities	-	2,909	-	2,909
Other payables and accrued liabilities*	14,106	(2,909)	-	11,197
Taxes payable	6,701	-	(91)	6,610

NON-CURRENT LIABILITIES
Deferred tax liabilities	3,303	-	1	3,304
NET ASSETS	379,975	-	(1,218)	378,757

Schedule of impacts of applying IFRS 15/HKFRS 15 on the Group's consolidated statement of profit or loss and other comprehensive income
	As reported	Adjustments	Amounts without application of IFRS 15/HKFRS 15

Revenue-Oil and gas sales	185,872	(335)	185,537
Expenses -Operating expenses	(24,251)	32	(24,219)
-Depreciation, depletion and amortization	(50,640)	(2)	(50,642)
Profit before tax	75,177	(305)	74,872
Income tax expense	(22,489)	99	(22,390)
Profit for the year attributable to owners of the parent	52,688	(206)	52,482
Total comprehensive income for the year attributable to owners of the parent	61,700	(206)	61,494

Schedule of impacts of applying IFRS 15/HKFRS 15 on the Group's consolidated statement of financial position
	As reported	Adjustments	Amounts without application of IFRS 15/HKFRS 15

CURRENT ASSETS
Trade receivables*	21,686	(440)	21,246

NON-CURRENT ASSETS
Deferred tax assets	27,412	(2)	27,410

CURRENT LIABILITIES
Trade and accrued payables*	32,686	(134)	32,552
Contract liabilities	2,036	(2,036)	-
Other payables and accrued liabilities*	12,777	2,036	14,813
Taxes payable	15,701	(103)	15,598

NON-CURRENT LIABILITIES
Deferred tax liabilities	3,178	1	3,179
NET ASSETS	417,365	(206)	417,159

Schedule of impacts of applying IFRS 15/HKFRS 15 on the Group's consolidated statement of cash flows
	As reported	Adjustments	Amounts without application of IFRS 15/HKFRS 15

OPERATING ACTIVITES
Profit before tax	75,177	(305)	74,872
Adjustment for depreciation, depletion and amortization	50,640	2	50,642
Increase in trade receivables* and other current assets*	(988)	440	(548)
Increase in trade and accrued payables*, contract liabilities and other payables and accrued liabilities*	21	(137)	(116)
Cash generated from operations	139,354	-	139,354